Stock-Based Compensation - Schedule of Stock Option (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Option [Line Items]
Number of Options, Outstanding balance	9,434,380	8,544,312
Weighted Average Exercise Price, Outstanding balance	$ 0.11	$ 0.1
Number of Options, Granted	1,363,974	1,136,840
Weighted Average Exercise Price, Granted	$ 1.3	$ 0.18
Number of Options, Exercised	(4,404,818)	(4,857)
Weighted Average Exercise Price, Exercised	$ 0.1	$ 0.08
Aggregate Intrinsic Value, Exercised	$ 1	$ 1
Number of Options, Forfeited	(36,075)	(185,641)
Weighted Average Exercise Price, Forfeited	$ 3	$ 0.18
Number of Options. Expired	(114,201)	(56,274)
Weighted Average Exercise Price, Expired	$ 0.2	$ 0.11
Number of Options, Outstanding balance	6,243,260	9,434,380
Weighted Average Exercise Price, Outstanding balance	$ 0.37	$ 0.11
Weighted Average Remaining Contractual Term (years), Outstanding balance	5 years 9 months 25 days	5 years 9 months 25 days
Aggregate Intrinsic Value, Outstanding balance	$ 16,392	$ 824
Number of Options, Exercisable	296,325	7,656,233
Weighted Average Exercise Price, Exercisable	$ 2.46	$ 0.1
Weighted Average Remaining Contractual Term (years), Exercisable	6 years 1 month 24 days	5 years 1 month 2 days
Aggregate Intrinsic Value, Exercisable	$ 16,392	$ 792